Key management compensation and related parties	12 Months Ended
Dec. 31, 2022
Key management compensation and related parties
Key management compensation and related parties

23.        Key management compensation and related parties

a)          Key management compensation

Key management includes professionals selected at the sole discretion of the Board of Directors from among the Company’s managers and executives.

The total compensation expense with key management for their services is shown below:

	2022	2021
Salaries and related charges and variable compensation (i)	8,241	12,662
Share-based compensation	(6,010)	12,520
Total	2,231	25,182
(i)	Variable compensation as defined by the Board of Directors in an agreement with Group executives.

b)          Related parties

The Company holds quotas of investments funds managed by Vinci Partners, an insurance policy issued by Austral Seguradora S/A and uses the services of the lawyer firm Kloch Advocacia. All the companies are an indirect related party.

	Balance sheet		Profit or loss
	December 31,	December 31,	Year Ended December 31,
	2022	2021	2022	2021
Joint operations
CESUTEC - Centro De Ensino Sistematizado e Tecnologia da Educacao			(2,019)	—
WM Administracao e Participacoes Ltda			(1,755)	—
PL Administracao e Participacoes Ltda			(758)	—
Net revenue			(4,532)	—

Leases
SOEDMAR - Sociedade Educacional De Maringa Ltda.
Right-of-use assets	160,230	—
Depreciation expense			(5,054)	—
Lease liabilities	165,089	—
Interest on lease			(13,061)	—
WM Administracao e Participacoes Ltda
Right-of-use assets	2,845
Depreciation expense			(255)
Lease liabilities	2,942
Interest on lease			(268)

Insurance
Asutral Seguradora S/A
Prepaid expenses	—	152
General and administrative expenses			(152)	(228)

Short-term investments
FI Vinci Renda Fixa Credito Privado
Financial income			—	228

Donations
ICETI - Instituto Cesumar de Ciência, Tecnologia e Inovação
Other income (expenses), net			(3,340)	—

Legal services
Kloch Advocacia
General and administrative expenses			(54)	(162)